Fair Values of Assets and Liabilities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Losses recognized related to nonrecurring fair value measurements of individual assets or portfolios
Loans held for sale			$ 2
Loans	177	363	293
Other intangible assets		1	2
Other assets	$ 316	$ 308	$ 178